SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenues	$ 2,477,852	$ 86,159	$ 158,485	$ 10,977,429	$ 10,978,571
Cost of goods sold	2,160,129	42,089	91,354	8,394,364	9,803,883
Gross profit	317,723	44,070	67,131	2,583,065	1,174,688
Depreciation and amortization	733,693	43,122	127,051	183,097	87,973
Capital expenditures			943,376	5,539	25,916
Loss from operations	(1,375,342)	(728,493)	(2,047,017)	(1,516,786)	(3,739,370)
Income tax expenses	499	371,568	(372,564)	207,240	211,144
Net Loss	(1,361,018)	(345,611)	5,114,684	(16,312,705)	(11,219,851)
Segment assets	60,147,336	20,054,805	60,945,135	20,584,279	37,995,641
Skincare Products And Service [Member]
Revenue from External Customer [Line Items]
Revenues			86,390
Cost of goods sold			42,236
Gross profit			44,154
Depreciation and amortization
Capital expenditures
Loss from operations			(1,374,952)
Income tax expenses
Net Loss			6,606,260
Segment assets			58,988,664
Clean Food Platform [Member]
Revenue from External Customer [Line Items]
Revenues			72,095	2,513,483	2,144,217
Cost of goods sold			49,118	750,383	1,905,036
Gross profit			22,977	1,763,100	239,181
Depreciation and amortization			127,051	183,097	87,973
Capital expenditures				5,539	19,437
Loss from operations			(652,701)	(2,106,150)	(3,543,160)
Income tax expenses				927	8,917
Net Loss			(395,303)	(9,775,749)	(4,576,496)
Segment assets				17,657,856	36,397,974
Technical Service [Member]
Revenue from External Customer [Line Items]
Revenues				8,463,946	8,834,354
Cost of goods sold				7,643,981	7,898,847
Gross profit				819,965	935,507
Depreciation and amortization
Capital expenditures			943,376		6,479
Loss from operations			(19,364)	589,364	(196,210)
Income tax expenses			(372,564)	206,313	202,227
Net Loss			(1,096,273)	(6,536,956)	(6,643,355)
Segment assets			$ 1,956,471	$ 2,926,423	$ 1,597,667
Skincare Products And Service [Member]
Revenue from External Customer [Line Items]
Revenues	2,477,852
Cost of goods sold	2,160,129
Gross profit	317,723
Depreciation and amortization	733,693
Capital expenditures
Loss from operations	(1,375,342)
Income tax expenses	499
Net Loss	(1,361,018)
Segment assets	58,153,803
Technical Service [Member]
Revenue from External Customer [Line Items]
Revenues
Cost of goods sold
Depreciation and amortization
Capital expenditures
Loss from operations		(13,056)
Income tax expenses		371,568
Net Loss		358,513
Segment assets	$ 1,993,533	2,271,195
Clean Food Platform [Member]
Revenue from External Customer [Line Items]
Revenues		86,159
Cost of goods sold		42,089
Gross profit		44,070
Depreciation and amortization		43,122
Capital expenditures
Loss from operations		(715,437)
Income tax expenses
Net Loss		(704,124)
Segment assets		$ 17,783,610